SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SEGMENT INFORMATION
Schedule of segment reporting information, by segment

Three months ended March 31

2021	Operations	Cultivation	Eliminations	Total
Revenues	$1,296,229	$649,333	$(312,044)	$1,633,518
Costs and expenses	(1,266,727)	(797,708)	279,866	(1,784,569)
Segment operating income (loss)	$29,502	$(148,375)	$(32,178)	(151,051)
Corporate expenses				(2,208,017)
Net loss from continuing operations				$(2,359,068)

2020	Operations	Cultivation	Total
Revenues	$1,647,459	$—	$1,647,459
Costs and expenses	(1,616,487)	—	(1,616,487)
Segment operating income	$30,972	$—	30,972
Corporate expenses			(1,892,293)
Net loss from continuing operations			$(1,861,321)

Year ended December 31

2020	Operations	Cultivation	Investments	Eliminations	Total
Revenues	$5,195,000	$2,279,867	$103,837	$(458,664)	$7,120,040
Costs and expenses	(5,312,427)	(1,865,399)	(125,000)	446,480	(6,856,346)
Segment operating (loss) income	$(117,427)	$414,468	$(21,163)	$(12,184)	263,694
Corporate expenses					(7,882,516)
Net loss from continuing operations					$(7,618,822)

2019	Operations	Cultivation	Investments	Total
Revenues	$3,570,909	$—	$95,437	$3,666,346
Costs and expenses	(3,372,174)	—	(71,723)	(3,443,897)
Segment operating income	$198,735	$—	$23,714	222,449
Corporate expenses				(14,030,707)
Net loss from continuing operations				$(13,808,258)

Reconciliation of assets from segment to consolidated

	March 31,	December 31,
Total assets	2021	2020
Operations	$462,526	$750,156
Cultivation	6,452,010	6,208,223
Corporate	1,209,283	1,567,021
Total assets - segments	8,123,819	8,525,400
Intercompany eliminations	(32,178)	(12,183)
Total assets - consolidated	$8,091,641	$8,513,217

	December 31,
Total assets	2020	2019
Operations	$750,156	$441,841
Cultivation	6,208,223	—
Investments	378,962	402,988
Corporate	1,188,059	2,135,395
Total assets - segments	8,525,400	2,980,224
Intercompany eliminations	(12,183)	—
Total assets - consolidated	$8,513,217	$2,980,224